Company Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview
1.	Company Overview
Description of Business
Sunesis Pharmaceuticals, Inc. (“Sunesis” or the “Company”) is a biopharmaceutical company focused on the development of novel targeted inhibitors for the treatment of hematologic and solid cancers. The Company’s primary activities since incorporation have been conducting research and development internally and through corporate collaborators, in-licensing
and
out-licensing
pharmaceutical compounds and technology, conducting clinical trials, and raising capital.
The Company is developing
SNS-510,
a PDK1 inhibitor licensed from Millennium Pharmaceuticals, Inc. (“Takeda Oncology”), a wholly-owned subsidiary of Takeda Pharmaceutical Company Limited.
SNS-510
interaction with PDK1 inhibits both PI3K signaling and PIP3-independent pathways integral to many malignancies, and PDK1 can also be overexpressed in breast, lung, prostate, hematologic and other cancers. Evaluation of
SNS-510
in the Eurofins Oncopanel
™
, a panel of >300 genomically profiled cancer cell lines from diverse tissue origins, indicated that CDKN2A-mutated tumors are particularly sensitive to
SNS-510.
CDKN2A alterations are common in human cancers and may prove to be useful biomarkers for broad investigation of
SNS-510
as a monotherapy and in combination with other anticancer agents.
SNS-510
showed synergistic activity when combined with inhibitors of CDK4/6, KRAS G12C, or
BCL-2
in breast cancer, KRAS-mutant, and lymphoma cell lines in vitro. The Company is conducting Investigational New Drug-enabling studies for
SNS-510
and is addressing expected PI3Ki toxicities through dose regimen optimization and strategies that mitigate glucose dysregulation.
The Company’s second program is vecabrutinib, a selective
non-covalent
inhibitor of Bruton’s Tyrosine Kinase (“BTK”) with activity against both wild-type and C481S-mutated BTK, the most common mutation associated with resistance to covalent BTK inhibitors. In June 2020, the Company announced that it will not advance its non-covalent
BTK inhibitor vecabrutinib in the planned Phase 2 portion of the Phase 1b/2 trial for adults with relapsed or refractory chronic lymphocytic leukemia (“CLL”) and other
B-cell
malignancies. The decision was made after assessing the totality of the data including the 500 mg cohort, the highest dose studied in the trial, as the Company found insufficient evidence of activity in the
BTK-inhibitor
resistant disease population to move the program into Phase 2.
In July 2020, the Company announced a reduction in workforce of approximately 30% of its headcount to focus on development of its PDK1 inhibitor
SNS-510.
The Company incurred approximately $0.2 million in severance costs related to the reduction in workforce in the third quarter of 2020.
Liquidity and Going Concern
The Company has incurred significant losses and negative cash flows from operations since its inception, and as of September 30, 2020, the Company had cash and cash equivalents totaling $26.0 million and an accumulated deficit of $699.6 million.
The Company expects to continue to incur significant losses for the foreseeable future as it continues development of its kinase inhibitor pipeline, including its PDK1 inhibitor,
SNS-510.

The Company’s cash and cash equivalents are not sufficient to support its operations for a period of twelve months from the date these condensed consolidated financial statements are available to be issued. These factors raise substantial doubt about its ability to continue as a going concern. The Company will require additional financing to fund working capital and pay its obligations as they come due. Additional financing might include one or more offerings and one or more of a combination of equity securities, debt arrangements or partnership or licensing collaborations. However, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations or on terms favorable to the Company. Additionally, the continued spread of
COVID-19
and uncertain market conditions may limit the Company’s ability to access capital. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date its condensed consolidated financial statements for the quarter ended September 30, 2020, are available to be issued. If the Company is unsuccessful in its efforts to raise additional financing or seek other strategic alternatives, the Company might be required to further reduce or cease its operations. The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk generally consist of cash and cash equivalents. The Company is exposed to credit risk in the event of default by the institutions holding its cash and cash equivalents to the extent of the amounts recorded in the condensed consolidated balance sheets.

1.	Company Overview
Description of Business
Sunesis Pharmaceuticals, Inc. (“Sunesis” or the “Company”) is a biopharmaceutical company focused on the development of novel targeted inhibitors for the treatment of hematologic and solid cancers. The Company’s primary activities since incorporation have been conducting research and development internally and through corporate collaborators, in-licensing
and
out-licensing
pharmaceutical compounds and technology, conducting clinical trials, and raising capital.
The Company’s lead program is vecabrutinib, a selective
non-covalent
inhibitor of Bruton’s Tyrosine Kinase (“BTK”) with activity against both wild-type and C481S-mutated BTK, the most common mutation associated with resistance to covalent BTK inhibitors. Ibrutinib was the first BTK inhibitor approved for the treatment of chronic lymphocytic leukemia (“CLL”), mantle cell lymphoma (“MCL”), and other
B-cell
malignancies. The C481 mutation has been seen in patients who developed resistance to ibrutinib and to acalabrutinib, another covalent BTK inhibitor recently approved for treatment of CLL and MCL.
Vecabrutinib is being studied in a Phase 1b/2 clinical trial to assess safety and activity in patients with CLL and other advanced
B-cell
malignancies after two or more prior therapies, including ibrutinib or another covalent BTK inhibitor where approved for the disease. The Company has completed the safety evaluation period for the 400 mg cohort, and the seventh cohort, testing 500 mg twice daily, is now being studied.
The Company is developing
SNS-510,
a PDK1 inhibitor that it
in-licensed
from Millennium Pharmaceuticals, Inc. (“Takeda Oncology”), a wholly-owned subsidiary of Takeda Pharmaceutical Company Limited. In October 2019, the Company presented the results of studies assessing
SNS-510
in multiple preclinical cancer models.
In December 2019, the Company consented to Takeda Oncology’s assignment of
TAK-580
to DOT
Therapeutics-1,
Inc.
(“DOT-1”),
and the Company entered into a license agreement with
DOT-1
to grant
DOT-1
a worldwide, exclusive license of
TAK-580.
Pursuant to this agreement, the Company received a $2.0 million upfront payment from
DOT-1
and is eligible to receive up to $57.0 million in
pre-commercialization,
event-based milestone payments and royalty payments on future sales of
TAK-580.
In December 2019, Sumitomo Dainippon Pharma Co., Ltd. (“Sumitomo”) assigned to Sunesis worldwide rights to vosaroxin. The Company entered into an agreement to license vosaroxin to Denovo Biopharma, LLC (“Denovo”), pursuant to which Sunesis received a $200,000 upfront payment and is eligible to receive up to $57.0 million in regulatory and commercial milestones, and double-digit royalties on future sales of vosaroxin.
Liquidity and Going Concern
The Company has incurred significant losses and negative cash flows from operations since its inception, and as of December 31, 2019, had cash and cash equivalents, restricted cash, and marketable securities totaling $34.6 million and an accumulated deficit of $682.8 million.
The Company expects to continue to incur significant losses for the foreseeable future as it continues development of its kinase inhibitor pipeline, including its BTK inhibitor, vecabrutinib. The Company has prioritized development funding on its kinase inhibitor portfolio with a focus on vecabrutinib. The Company has product candidates that are still in the early stages of development and will require significant additional investment.

The Company’s cash and cash equivalents, restricted cash, and marketable securities are not sufficient to support its operations for a period of twelve months from the date these consolidated financial statements are available to be issued. These factors raise substantial doubt about its ability to continue as a going concern. The Company will require additional financing to fund working capital, repay debt and pay its obligations as they come due. Additional financing might include one or more offerings and one or more of a combination of equity securities, debt arrangements or partnership or licensing collaborations. However, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations or on terms favorable to the Company. If the Company is unsuccessful in its efforts to raise additional financing in the near term, the Company will be required to significantly reduce or cease operations. The principal payments due under the SVB Loan Agreement (as defined in Note 7) have been classified as a current liability as of December 31, 2019 due to the considerations discussed above and the assessment that the material adverse change clause under the SVB Loan Agreement is not within the Company’s control. The SVB Loan Agreement also contains customary events of default, including among other things, the Company’s failure to make principal or interest payments when due, the occurrence of certain bankruptcy or insolvency events or its breach of the covenants under the SVB Loan Agreement. Upon the occurrence of an event of default (as defined in Note 7), SVB may, among other things, accelerate the Company’s obligations under the SVB Loan Agreement. The Company has not been notified of an event of default by SVB as of the date of the filing of this Form
10-K.
The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.
Concentrations of Credit Risk
In accordance with its investment policy, the Company invests cash that is not currently being used for operational purposes. The policy allows for the purchase of low risk debt securities issued by: (a) the United States and certain European governments and government agencies, and (b) highly rated banks and corporations, denominated in U.S. dollars, Euros, or British pounds, subject to certain concentration limits. The policy limits maturities of securities purchased to no longer than 24 months and the weighted average maturity of the portfolio to 12 months. Management believes these guidelines ensure both the safety and liquidity of any investment portfolio the Company may hold.
Financial instruments that potentially subject the Company to concentrations of credit risk generally consist of cash and cash equivalents, restricted cash and marketable securities. The Company is exposed to credit risk in the event of default by the institutions holding its cash and cash equivalents, restricted cash and any marketable securities to the extent of the amounts recorded in the balance sheets.